Borrowing (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing [Abstract]
Disclosure of detailed information about borrowings [text block]
The table below demonstrates the changes in the borrowings:

December 31, 2022

On December 31,2020	—
Additions	1,012,086
Interest	8,018
Financial Instruments	(14,317)
On December 31,2021	1,005,787
Additions	250,000
Interest	175,338
Payment	(1,270,075)
Financial Instruments	(161,050)
On December 31, 2022	—